SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.2%
Electronic Arts, Inc.	115	$16,305

Interactive Media & Services – 2.4%
Pinterest, Inc., Class A(A)	143	7,279
Twitter, Inc.(A)	174	10,511

		17,790

Total Communication Services - 4.6%		34,095

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.1%
Canada Goose Holdings, Inc.(A)	196	6,978
Levi Strauss & Co., Class A	242	5,920
lululemon athletica, Inc.(A)	24	9,835

		22,733

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	280	12,081

Footwear – 0.1%
On Holding AG, Class A(A)	24	730

Leisure Facilities – 1.3%
Vail Resorts, Inc.	27	9,148

Restaurants – 3.1%
Chipotle Mexican Grill, Inc., Class A(A)	13	23,041

Specialty Stores – 3.4%
National Vision Holdings, Inc.(A)	174	9,903
Ulta Beauty, Inc.(A)	42	15,270

		25,173

Total Consumer Discretionary - 12.6%		92,906

Consumer Staples
Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	53	8,970

Total Consumer Staples - 1.2%		8,970

Financials
Financial Exchanges & Data – 2.6%
MarketAxess Holdings, Inc.	46	19,255

Regional Banks – 4.7%
First Republic Bank	74	14,319
Pinnacle Financial Partners, Inc.	61	5,764
SVB Financial Group(A)	23	14,718

		34,801

Total Financials - 7.3%		54,056

Health Care
Biotechnology – 4.7%
Genmab A.S. ADR(A)	251	10,950
Horizon Therapeutics plc(A)	104	11,361
Seattle Genetics, Inc.(A)	74	12,537

		34,848

Health Care Equipment – 11.7%
Abiomed, Inc.(A)	34	10,944
DexCom, Inc.(A)	51	27,690
Edwards Lifesciences Corp.(A)	94	10,639
Envista Holdings Corp.(A)	237	9,924
Intuitive Surgical, Inc.(A)	11	10,900
Masimo Corp.(A)	33	8,849

Zimmer Holdings, Inc.	48	7,041

		85,987

Health Care Technology – 1.9%
Cerner Corp.	203	14,312

Life Sciences Tools & Services – 4.5%
10x Genomics, Inc., Class A(A)	35	5,027
Agilent Technologies, Inc.	59	9,287
Repligen Corp.(A)	28	7,985
TECHNE Corp.	22	10,493

		32,792

Total Health Care - 22.8%		167,939

Industrials
Aerospace & Defense – 2.0%
CAE, Inc.(A)	125	3,742
HEICO Corp., Class A	89	10,591

		14,333

Building Products – 3.1%
A. O. Smith Corp.	160	9,747
Trex Co., Inc.(A)	131	13,335

		23,082

Industrial Machinery – 3.2%
IDEX Corp.	48	9,946
Middleby Corp.(A)	78	13,314

		23,260

Research & Consulting Services – 6.2%
Clarivate plc(A)	355	7,780
CoStar Group, Inc.(A)	278	23,954
TransUnion	127	14,230

		45,964

Trading Companies & Distributors – 1.8%
Fastenal Co.	258	13,314

Total Industrials - 16.3%		119,953

Information Technology
Application Software – 10.5%
DocuSign, Inc.(A)	84	21,644
Five9, Inc.(A)	71	11,357
Guidewire Software, Inc.(A)	99	11,776
Paycom Software, Inc.(A)	34	16,810
Q2 Holdings, Inc.(A)	41	3,285
Tyler Technologies, Inc.(A)	27	12,319

		77,191

Communications Equipment – 2.1%
Arista Networks, Inc.(A)	45	15,352

Data Processing & Outsourced Services – 0.3%
Genpact Ltd.	55	2,612

Electronic Components – 1.7%
II-VI, Inc.(A)	208	12,373

Electronic Equipment & Instruments – 4.1%
Keysight Technologies, Inc.(A)	88	14,389
Novanta, Inc.(A)	38	5,819
Trimble Navigation Ltd.(A)	127	10,415

		30,623

Semiconductor Equipment – 3.2%
Brooks Automation, Inc.	90	9,249
Teradyne, Inc.	132	14,356

		23,605

Semiconductors – 8.2%
Marvell Technology Group Ltd.	244	14,701
Microchip Technology, Inc.	94	14,424

Monolithic Power Systems, Inc.	44	21,560
SkyWater Technology, Inc.(A)(B)	64	1,747
Universal Display Corp.	46	7,876

		60,308

Systems Software – 1.8%
CrowdStrike Holdings, Inc., Class A(A)	53	13,018

Total Information Technology - 31.9%		235,082

Materials
Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	51	7,405

Specialty Chemicals – 1.1%
RPM International, Inc.	106	8,193

Total Materials - 2.1%		15,598

TOTAL COMMON STOCKS – 98.8%		$728,599

(Cost: $440,433)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount

Invesco QQQ Trust, Series 1,
Put $355.00, Expires 10-15-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	1,374	137	793
iShares Russell 2000 ETF,
Put $218.00, Expires 10-15-21, OTC (Ctrpty: UBS AG)	516	52	221
SPDR S&P Midcap 400 ETF Trust,
Put $480.00, Expires 10-15-21, OTC (Ctrpty: UBS AG)	1,057	106	930

TOTAL PURCHASED OPTIONS – 0.2%			$1,944

(Cost: $1,467)

SHORT-TERM SECURITIES		Shares

Money Market Funds(D) - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)		1,595	1,595

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	9,454	9,454

		11,049

TOTAL SHORT-TERM SECURITIES – 1.5%		$11,049

(Cost: $11,049)

TOTAL INVESTMENT SECURITIES – 100.5%		$741,592

(Cost: $452,949)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(3,402)

NET ASSETS – 100.0%		$738,190

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,714 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Invesco QQQ Trust, Series 1	Morgan Stanley & Co., Inc.	Put	1,374	137	October 2021	$324.00	$131	$(110)
iShares Russell 2000 ETF	UBS AG	Put	516	52	October 2021	198.00	26	(31)
SPDR S&P Midcap 400 ETF Trust	UBS AG	Put	1,057	106	October 2021	440.00	91	(135)

							$248	$(276)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$728,599	$—	$—
Purchased Options	—	1,944	—

Short-Term Securities	11,049	—	—

Total	$739,648	$1,944	$—

Liabilities
Written Options	$—	$276	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:
Cost	$452,949

Gross unrealized appreciation	295,888

Gross unrealized depreciation	(7,245)

Net unrealized appreciation	$288,643